Federal Home Loan Bank and Federal Reserve Bank Borrowings (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
7. Federal Home Loan Bank and Federal Reserve Bank Borrowings
Loans pledged as collateral to the FHLB	$ 1,100,000	$ 137,400,000
FHLB stock owned	1,000,000.0	707,000
Carrying value of loans pledged as collateral to the FHLB		475,200,000
Remaining availability credit with the FHLB		90,900,000
Prepayment of penalty	$ 70,000,000.0
Availability under the line of credit with the FRB		$ 346,200,000